Stock-Based Compensation - Schedule of stock-based compensation expense categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 5,873	$ 4,425
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	3,551	3,073
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 2,322	$ 1,352